INCOME TAX -Valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Balance at the beginning of the year	$ 390,737	$ 202,715	$ 32,914
Addition	209,569	189,952	177,715
Effect of foreign currency translation	(14,486)	(1,930)	(7,914)
Balance at the end of the year	$ 585,820	$ 390,737	$ 202,715